Ordinary shares, preference shares and other equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Ordinary shares, preference shares and other equity	Ordinary shares, preference shares and other equity

Called up share capital, allotted and fully paid and other equity instruments
	Barclays Bank Group			Barclays Bank Group
	Ordinary share capital	Preference share capital	Total share capital	Other equity instruments
	£m	£m	£m	£m
As at 1 January 2024	2,342	6	2,348	10,765
AT1 securities issuance	—	—	—	970
AT1 securities redemption	—	—	—	(2,131)
As at 31 December 2024	2,342	6	2,348	9,604

As at 1 January 2023	2,342	6	2,348	10,691
AT1 securities issuance	—	—	—	2,499
AT1 securities redemption	—	—	—	(2,425)
As at 31 December 2023	2,342	6	2,348	10,765
Ordinary shares
The issued ordinary share capital of Barclays Bank PLC, as at 31 December 2024, comprised 2,342m (2023: 2,342m) ordinary shares of £1 each.
Preference shares
The issued preference share capital of Barclays Bank PLC, as at 31 December 2024, comprised 31,856 Euro Preference Shares of €100 each
(2023: 31,856) and 58,133 US Dollar Preference Shares of $100 each (2023: 58,133).
Ordinary share capital and preference share capital constitutes 100% (2023: 100%) of total share capital issued.
Euro Preference Shares
140,000 Euro non-cumulative callable preference shares of €100 each (the Euro Preference Shares) were issued on 15 March 2005 for a consideration of €1,383.3m (£966.7m), of which the nominal value was €14m and the balance was share premium. The Euro Preference
Shares entitled the holders thereof to receive Euro non-cumulative cash dividends out of distributable profits of Barclays Bank PLC, annually at a fixed rate of 4.75% per annum on the amount of €10,000 per preference share until 15 March 2020, and since 15 March 2020 quarterly at a rate reset quarterly equal to 0.71% per annum above the Euro interbank offered rate for three-month Euro deposits. The board of directors of Barclays Bank PLC may resolve, in its absolute discretion, not to pay in full, or at all, the dividend on the Euro Preference Shares in respect of a particular dividend period.
The Euro Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, on each dividend payment date at €10,000 per share plus any dividends accrued for the then current dividend period to the date fixed for redemption.
US Dollar Preference Shares
100,000 US Dollar non-cumulative callable preference shares of $100 each (the US Dollar Preference Shares), represented by 100,000
American Depositary Shares, Series 1, were issued on 8 June 2005 for a consideration of $995.4m (£548.1m), of which the nominal value was $10m and the balance was share premium. The US Dollar Preference Shares entitle the holders thereof to receive US Dollar non-
cumulative cash dividends out of distributable profits of Barclays Bank PLC, semi-annually at a fixed rate of 6.278% per annum on the amount of $10,000 per preference share until 15 December 2034, and thereafter quarterly at a rate reset quarterly equal to 1.55% per annum above the London interbank offered rate for three-month US Dollar deposits. The board of directors of Barclays Bank PLC may resolve, for any reason and in its absolute discretion, not to declare or pay in full or in part any dividends on the US Dollar Preference Shares in respect of a particular dividend period.
The US Dollar Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, on 15 December 2034, and on each dividend payment date thereafter at $10,000 per share plus any dividends accrued for the then current dividend period to the date fixed for redemption.
No redemption or purchase of any Euro Preference Shares and US Dollar Preference Shares (together, the Preference Shares) may be made by Barclays Bank PLC without the prior consent of the PRA and any such redemption will be subject to the Companies Act 2006 and the
Articles of Barclays Bank PLC.
On a winding-up of Barclays Bank PLC or other return of capital (other than a redemption or purchase of shares of Barclays Bank PLC, or a reduction of share capital), a holder of Preference Shares will rank in the application of assets of Barclays Bank PLC available to shareholders: (1) junior to the holder of any shares of Barclays Bank PLC in issue ranking in priority to the Preference Shares; (2) equally in all respects with holders of other preference shares and any other shares of Barclays Bank PLC in issue ranking pari passu with the
Preference Shares; and (3) in priority to the holders of ordinary shares and any other shares of Barclays Bank PLC in issue ranking junior to the Preference Shares.
Subject to such ranking, in such event, holders of the Preference Shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per Euro Preference Share and $10,000 per US
Dollar Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital.
If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays
PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to
Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference share dividend; and (2)
the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC.
Holders of the Preference Shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC.
Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the
Preference Shares (requiring a majority of not less than three-fourths of the holders of the Preference Shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the Preference Shares.
Except as described above, the holders of the Preference Shares have no right to participate in the surplus assets of Barclays Bank PLC.
Other equity instruments
Other equity instruments issued by Barclays Bank PLC of £14,311m (2023: £15,472m) include AT1 securities issued to Barclays PLC and borrowings of $6bn from a wholly-owned, indirect subsidiary of Barclays Bank PLC. As a result, the other equity instruments balance recorded by Barclays Bank Group is £9,604m (2023: £10,765m).
The borrowings of $6bn from a wholly-owned, indirect subsidiary of Barclays Bank PLC have been recorded as equity since, under their terms, interest payments are non cumulative and discretionary whilst repayment of principal is perpetually deferrable by Barclays Bank PLC.
Should Barclays Bank PLC make a discretionary dividend payment on its ordinary shares in the six months preceding the date of an interest payment, it will be obliged to make that interest payment. In 2024, interest paid on these borrowings was £433m (2023: £439m).
Barclays PLC uses funds from its own market issuance of AT1 securities to purchase AT1 securities from the Barclays Bank Group. The AT1 securities are perpetual securities with no fixed maturity and are structured to qualify as AT1 instruments under prevailing capital rules applicable as at the relevant issue date.
In 2024, there were two issuances of AT1 instruments, in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible
Securities, for £970m (2023: three issuances for £2,499m) which includes issuance costs of £10m (2023: £26m). There were two redemptions in 2024 totalling £2,131m (2023: two redemptions totalling £2,425m).

AT1 equity instruments
		2024	2023
	Initial call date	£m	£m
AT1 equity instruments - Barclays Bank Group
5.875% Perpetual Subordinated Contingent Convertible Securities	2024	—	623
8.000% Perpetual Subordinated Contingent Convertible Securities (USD2,000m)	2024	—	1,509
7.125% Perpetual Subordinated Contingent Convertible Securities	2025	299	299
6.375% Perpetual Subordinated Contingent Convertible Securities	2025	495	495
6.125% Perpetual Subordinated Contingent Convertible Securities (USD1,500m)	2025	1,134	1,134
8.875% Perpetual Subordinated Contingent Convertible Securities	2027	1,237	1,237
8.300% Perpetual Subordinated Contingent Convertible Securities (SGD450m)	2027	263	263
4.375% Perpetual Subordinated Contingent Convertible Securities (USD1,500m)	2028	1,072	1,072
7.300% Perpetual Subordinated Contingent Convertible Securities (SGD400m)	2028	247	247
9.250% Perpetual Subordinated Contingent Convertible Securities	2028	866	866
8.000% Perpetual Subordinated Contingent Convertible Securities (USD2,000m)	2029	1,634	1,634
9.625% Perpetual Subordinated Contingent Convertible Securities (USD1,750m)	2029	1,386	1,386
5.400% Perpetual Subordinated Contingent Convertible Securities (SGD600m)	2030	352	—
8.500% Perpetual Subordinated Contingent Convertible Securities	2030	619	—
		9,604	10,765